Federated Hermes MDT Large Cap Value Fund
(formerly, Federated MDT Large Cap Value Fund)
Portfolio of Investments
July 31, 2020 (unaudited)
Shares			Value
		COMMON STOCKS—98.3%
		Communication Services—8.1%
205,887		Activision Blizzard, Inc.	$17,012,443
1,977	[1]	Alphabet, Inc., Class A	2,941,677
526,494		AT&T, Inc.	15,573,693
29,312	[1]	Charter Communications, Inc.	17,000,960
549,386		Verizon Communications, Inc.	31,578,707
		TOTAL	84,107,480
		Consumer Discretionary—8.0%
25,835		Dollar General Corp.	4,918,984
114,016		eBay, Inc.	6,302,804
474,327		Ford Motor Co.	3,135,301
68,654		Garmin Ltd.	6,768,598
83,772		Home Depot, Inc.	22,240,628
129,080		Kohl's Corp.	2,457,683
90,993		Lennar Corp., Class A	6,583,344
58,141	[1]	Mohawk Industries, Inc.	4,642,559
19,225	[1]	Ulta Beauty, Inc.	3,710,233
25,768	[1]	Wayfair, Inc.	6,856,607
168,014		Yum! Brands, Inc.	15,297,675
		TOTAL	82,914,416
		Consumer Staples—9.4%
44,236		Campbell Soup Co.	2,192,778
48,045		Clorox Co.	11,363,123
290,125		Colgate-Palmolive Co.	22,397,650
35,633		Hershey Foods Corp.	5,181,395
129,544		Kimberly-Clark Corp.	19,695,870
213,958		Molson Coors Beverage Company, Class B	8,027,704
180,342		Philip Morris International, Inc.	13,852,069
112,310		Procter & Gamble Co.	14,726,087
		TOTAL	97,436,676
		Energy—4.5%
418,129	[2]	Continental Resources, Inc.	7,229,450
226,951		Exxon Mobil Corp.	9,550,098
575,530		Halliburton Co.	8,247,345
926,503		Marathon Oil Corp.	5,086,502
49,214		Marathon Petroleum Corp.	1,879,975
120,616		Phillips 66	7,480,604
400,504		Schlumberger Ltd.	7,265,143
		TOTAL	46,739,117
		Financials—19.1%
4,955		Alleghany Corp.	2,588,096
220,916		Allstate Corp.	20,852,261
65,090		Ameriprise Financial, Inc.	9,999,777
144,289	[1]	Arch Capital Group Ltd.	4,436,887
552,769		Bank of America Corp.	13,752,893
82,138	[1]	Berkshire Hathaway, Inc., Class B	16,080,978
22,634		BlackRock, Inc.	13,014,776

Shares			Value
		COMMON STOCKS—continued
		Financials—continued
111,395		Cincinnati Financial Corp.	$8,681,012
178,241		Fifth Third Bancorp	3,539,866
201,718		Intercontinental Exchange, Inc.	19,522,268
131,661		M & T Bank Corp.	13,949,483
460,162		MetLife, Inc.	17,417,132
199,530		Northern Trust Corp.	15,633,175
161,831		Popular, Inc.	6,005,548
135,137		Prudential Financial, Inc.	8,563,632
206,912		The Travelers Cos., Inc.	23,674,871
		TOTAL	197,712,655
		Health Care—13.8%
64,561	[1]	Alexion Pharmaceuticals, Inc.	6,616,857
40,125		Amgen, Inc.	9,817,384
53,532	[1]	Biogen, Inc.	14,704,705
209,774		Cardinal Health, Inc.	11,457,856
35,844		CIGNA Corp.	6,189,900
21,642		Eli Lilly & Co.	3,252,576
56,023		Gilead Sciences, Inc.	3,895,279
147,863	[1]	Hologic, Inc.	10,317,880
16,102		Humana, Inc.	6,319,230
207,886		Johnson & Johnson	30,301,463
118,870		Medtronic PLC	11,468,578
186,258		Merck & Co., Inc.	14,945,342
225,309		Pfizer, Inc.	8,669,890
20,619	[1]	Waters Corp.	4,394,940
		TOTAL	142,351,880
		Industrials—11.3%
189,348		AGCO Corp.	12,426,909
111,311		Emerson Electric Co.	6,902,395
85,207		General Dynamics Corp.	12,503,275
119,687		Honeywell International, Inc.	17,877,647
36,991		IDEX Corp.	6,096,857
43,069		Kansas City Southern Industries, Inc.	7,401,408
239,497		Masco Corp.	13,689,648
279,099		Nielsen Holdings PLC	4,027,399
121,925		Raytheon Technologies Corp.	6,910,709
137,122		Republic Services, Inc.	11,963,894
197,277		Southwest Airlines Co.	6,093,887
247,581	[1]	SPX Corp.	10,398,402
		TOTAL	116,292,430
		Information Technology—9.4%
27,233	[1]	Akamai Technologies, Inc.	3,062,078
180,736		Applied Materials, Inc.	11,626,747
56,561	[1]	Autodesk, Inc.	13,372,717
51,245	[1]	Crowdstrike Holdings, Inc.	5,800,934
1,321,682		DXC Technology Co.	23,671,325
10,257		Henry Jack & Associates, Inc.	1,828,823
255,352		Intel Corp.	12,187,951
60,878	[1]	Keysight Technologies, Inc.	6,081,103
29,601		Microchip Technology, Inc.	3,011,310
64,739	[1]	Synopsys, Inc.	12,897,304

Shares		Value
	COMMON STOCKS—continued
	Information Technology—continued
219,810	Vishay Intertechnology, Inc.	$3,448,819
	TOTAL	96,989,111
	Materials—5.4%
451,173	Domtar, Corp.	9,470,121
73,420	Eastman Chemical Co.	5,479,335
43,912	Linde PLC	10,763,270
41,211	Martin Marietta Materials	8,538,095
195,827	PPG Industries, Inc.	21,080,777
	TOTAL	55,331,598
	Real Estate—3.5%
54,791	Essex Property Trust, Inc.	12,094,565
163,547	Gaming and Leisure Properties, Inc.	5,922,037
20,482	Mid-American Apartment Communities, Inc.	2,441,250
29,193	ProLogis Inc.	3,077,526
266,934	SL Green Realty Corp.	12,412,431
	TOTAL	35,947,809
	Utilities—5.8%
64,929	Consolidated Edison Co.	4,988,495
318,798	Exelon Corp.	12,308,791
284,958	NiSource, Inc.	6,967,223
214,675	Pinnacle West Capital Corp.	17,835,199
197,408	Public Service Enterprises Group, Inc.	11,043,004
339,228	Vistra Corp.	6,329,994
	TOTAL	59,472,706
	TOTAL COMMON STOCKS (IDENTIFIED COST $933,016,151)	1,015,295,878
	INVESTMENT COMPANIES—1.8%
2,804,500	Federated Hermes Government Obligations Fund, Premier Shares, 0.10%[3]	2,804,500
16,016,895	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 0.21%[3]	16,026,505
	TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $18,809,860)	18,831,005
	TOTAL INVESTMENT IN SECURITIES—100.1% (IDENTIFIED COST $951,826,011)	1,034,126,883
	OTHER ASSETS AND LIABILITIES - NET—(0.1)%[4]	(620,811)
	TOTAL NET ASSETS—100%	$1,033,506,072
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended July 31, 2020, were as follows:
	Federated Hermes Government Obligations Fund, Premier Shares*	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares	Total of Affiliated Transactions
Balance of Shares Held 10/31/2019	—	18,202,855	18,202,855
Purchases/Additions	85,318,411	158,570,277	243,888,688
Sales/Reductions	(82,513,911)	(160,756,237)	(243,270,148)
Balance of Shares Held 7/31/2020	2,804,500	16,016,895	18,821,395
Value	$2,804,500	$16,026,505	$18,831,005
Change in Unrealized Appreciation/Depreciation	N/A	$15,560	$15,560
Net Realized Gain/(Loss)	N/A	$(10,185)	$(10,185)
Dividend Income	$2,991	$161,421	$164,412

*	All or a portion of the balance/activity for the fund relates to cash collateral on security lending transactions.
1	Non-income-producing security.
2	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.

Market Value of Securities on Loan	Market Value of Collateral
$2,731,820	$2,804,500
3	7-day net yield.
4	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2020.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund’s Board of Trustees (the “Trustees”).
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”) is deemed not representative of fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated MDTA LLC (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of July 31, 2020, all investments of the Fund utilized Level 1 inputs in valuing the Fund's assets carried at fair value.